Restricted Stock Unit granted (Detail) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
RSUs granted by the Company, outstanding RSUs
Beginning Balance	1,394,250
Granted
Cancelled
Vested	(464,750)
Forfeited	(51,758)
Ending Balance	877,742
RSUs granted by the Company, Weight average grant date fair value
Beginning Balance	5,136
Granted
Cancelled
Vested	(1,712)
Forfeited	(191)
Ending Balance	3,233